North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.1%
	BERMUDA - 2.5%
6,247	Everest Re Group, Ltd.	$1,716,113

	CANADA - 1.6%
8,707	Agnico Eagle Mines Ltd.	507,009
119,004	Kinross Gold Corp.	601,203
		1,108,212
	CHINA - 3.8%
38,064	Alibaba Group Holding Ltd.*	464,293
56,506	Baidu, Inc. - Class A*	900,915
250,400	Sands China Ltd.*	551,925
28,283	Trip.com Group Ltd. - ADR*	668,893
		2,586,026
	FRANCE - 12.2%
25,669	Accor SA*	843,322
45,662	AXA SA	1,207,993
45,782	Bureau Veritas SA	1,315,169
15,629	Danone	945,107
16,643	Sanofi	1,759,085
21,236	SCOR SE	600,425
32,677	TotalEnergies SE	1,604,541
		8,275,642
	GERMANY - 7.4%
2,500	adidas AG	504,149
8,455	Continental AG	579,516
13,580	Daimler Truck Holding AG*	365,232
13,985	Fresenius Medical Care AG & Co. KGaA	869,685
13,051	SAP SE	1,322,670
8,628	Siemens AG	1,060,858
15,731	Siemens Energy AG	303,015
		5,005,125
	INDIA - 1.1%
13,157	HDFC Bank Ltd. - ADR	726,398

	IRELAND - 6.3%
6,410	CRH Public Limited Co.	253,355
1,112	Linde Public Limited Co.	348,766
16,077	Medtronic, PLC	1,677,796
9,156	Willis Towers Watson Public Limited Co.	1,967,258
		4,247,175
	ISRAEL - 2.1%
11,521	Check Point Software Technologies Ltd.*	1,454,987

	JAPAN - 14.7%
116,746	Astellas Pharma Inc.	1,777,542
15,987	Daito Trust Construction Co., Ltd.	1,539,738
41,643	Japan Exchange Group Inc.	620,081
53,825	KUBOTA CORP.	914,415
29,908	Makita Corp.	883,986
1,788	Nintendo Co., Ltd.	816,027
37,891	Sekisui House, Ltd.	658,089
41,801	Sumitomo Mitsui Trust Holdings, Inc.	1,297,399
26,698	Tokio Marine Holdings, Inc.	1,443,526
		9,950,803
	NETHERLANDS - 6.7%
13,052	Akzo Nobel N.V.	1,132,218
17,793	Euronext NV	1,425,617
20,656	Heineken N.V.	2,016,259
		4,574,094
	REPUBLIC OF KOREA - 3.5%
33,731	KB Financial Group Inc.	1,569,305
605	Samsung Electronics Co., Ltd. - GDR	790,288
		2,359,593
	SINGAPORE - 1.8%
176,531	Singapore Exchange Ltd.	1,242,133

	SPAIN - 1.5%
6,927	Aena SME, S.A.*	983,010

	SWEDEN - 0.9%
24,861	ASSA ABLOY AB - Class B	628,291

	SWITZERLAND - 13.6%
9,939	Chubb Ltd.	2,051,907
29,398	Julius Baer Group Ltd.	1,404,867
12,381	Nestle S.A.	1,598,314
16,115	Novartis AG	1,424,071
1,851	Roche Holding AG	686,377
4,441	Zurich Insurance Group AG	2,021,854
		9,187,390
	UNITED KINGDOM - 13.7%
3,591	Aon PLC - Class A	1,034,172
33,301	BP p.l.c - ADR	956,405
34,306	Diageo plc	1,711,487
81,770	GlaxoSmithKline PLC	1,843,307
49,031	Liberty Global plc - Class A*	1,115,945
1,261,463	Lloyds Banking Group plc	716,466
36,504	Smiths Group PLC	667,998
81,809	Vodafone Group PLC - ADR	1,242,679
		9,288,459
	UNITED STATES - 0.7%
5,878	Cognizant Technology Solutions Corp. - Class A	475,530
	TOTAL COMMON STOCKS
	(Cost $67,647,292)	63,808,981

	PREFERRED STOCK - 1.2%
	GERMANY - 1.2%
12,947	Henkel AG & Co. KGaA	831,346
	TOTAL PREFERRED STOCK
	(Cost $1,186,186)	831,346

	SHORT-TERM INVESTMENT - 4.3%
2,882,518	First American Treasury Obligations Fund - Class X, 0.29%[1]	2,882,518
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,882,518)	2,882,518

	TOTAL INVESTMENTS - 99.6%
	(Cost $71,715,996)	67,522,845
	Other Assets in Excess of Liabilities - 0.4%	267,697
	TOTAL NET ASSETS - 100.0%	$67,790,542

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

*	Non-Income producing security.
¹	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	31.0%
Health Care	14.8%
Industrials	10.5%
Consumer Staples	9.2%
Consumer Discretionary	6.3%
Communication Services	6.0%
Information Technology	6.0%
Materials	4.2%
Energy	3.8%
Real Estate	2.3%
Total Common Stocks	94.1%
Preferred Stock	1.2%
Short-Term Investment	4.3%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square Altrinsic International Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of April 30, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Bermuda	$1,716,113	$-	$-	$1,716,113
Canada	1,108,212	-	-	1,108,212
China	668,892	1,917,134	-	2,586,026
France	-	8,275,642	-	8,275,642
Germany	-	5,005,125	-	5,005,125
India	726,398	-	-	726,398
Ireland	3,645,054	602,121	-	4,247,175
Israel	1,454,987	-	-	1,454,987
Japan	-	9,950,803	-	9,950,803
Netherlands	-	4,574,094	-	4,574,094
Republic of Korea	-	2,359,593	-	2,359,593
Singapore	-	1,242,133	-	1,242,133
Spain	-	983,010	-	983,010
Sweden	-	628,291	-	628,291
Switzerland	2,051,907	7,135,483	-	9,187,390
United Kingdom	4,349,201	4,939,258	-	9,288,459
United States	475,530	-	-	475,530
Preferred Stock
Germany	-	831,346	-	831,346
Short-Term Investment	2,882,518	-	-	2,882,518
Total Investments	$19,078,812	$48,444,033	$-	$67,522,845

* The Fund did not hold any Level 3 securities at period end.